INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended																		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Technology USD ($)	Dec. 31, 2014 Technology CNY	Dec. 31, 2013 Technology USD ($)	Dec. 31, 2013 Technology CNY	Dec. 31, 2012 Technology CNY	Dec. 31, 2014 Noncompete Agreements USD ($)	Dec. 31, 2014 Noncompete Agreements CNY	Dec. 31, 2013 Noncompete Agreements USD ($)	Dec. 31, 2013 Noncompete Agreements CNY	Dec. 31, 2014 Customer relationship USD ($)	Dec. 31, 2014 Customer relationship CNY	Dec. 31, 2013 Customer relationship USD ($)	Dec. 31, 2013 Customer relationship CNY	Dec. 31, 2014 Licenses CNY	Dec. 31, 2014 Licenses USD ($)	Dec. 31, 2014 User base USD ($)	Dec. 31, 2014 User base CNY	Dec. 31, 2014 Trademark USD ($)	Dec. 31, 2014 Trademark CNY	Dec. 31, 2013 Trademark USD ($)	Dec. 31, 2013 Trademark CNY	Dec. 31, 2014 Domain Names USD ($)	Dec. 31, 2014 Domain Names CNY	Dec. 31, 2014 Trade name and domain names USD ($)	Dec. 31, 2014 Trade name and domain names CNY	Dec. 31, 2013 Trade name and domain names USD ($)	Dec. 31, 2013 Trade name and domain names CNY
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross carrying value, indefinite-lived																														2,161		2,161
Net carrying value, indefinite-lived																													348	2,161	357	2,161
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying value, finite-lived							113,116		39,546			1,610		1,610		30,739		13,349	65,726			62,563		10,432		148		2,533
Accumulated amortization		(80,960)	(23,964)				(36,027)			(16,689)		(1,538)		(769)		(3,901)		(6,489)	(14,678)			(23,750)		(827)		(17)		(239)
Impairment	1,338	8,304	0	0															8,304
Net carrying value, finite-lived						12,424	77,089	3,776			12	72	139	841	4,326	26,838	1,133	6,860	42,744	6,888	6,256	38,813	1,548	9,605	21	131	370	2,294
Gross carrying value, intabgible assets		288,880	56,814
Net carrying value,intangible Assets	32,172	199,616	32,850		5,426				22,857
Amortization expense of intangible assets	9,197	57,066	14,178	5,280
Estimated amortization expense
2015	12,682	78,688
2016	9,164	56,857
2017	5,923	36,749
2018	2,468	15,314
2019	809	5,020
Thereafter	$ 778	4,827